UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2011
                                               --------------

Check here if Amendment [  ]: Amendment Number:
                                                ---------------

         This Amendment (Check only one):   | | is a restatement
                                            | | adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             Harbinger Holdings, LLC
Address:          450 Park Avenue, 30th Floor
                  New York, NY 10022


Form 13F File Number:  028-13483
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Philip Falcone
Title:            Managing Member
Phone:            212-339-5888

Signature, Place and Date of Signing:


       /s/ Philip Falcone              New York, New York          May 16, 2011
-------------------------------      ----------------------        ------------
            [Signature]                   [City, State]               [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                 2
                                                          -------------------
Form 13F Information Table Entry Total:                           20
                                                          -------------------
Form 13F Information Table Value Total:                       $1,060,156
                                                          -------------------
                                                            (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number  Name

1   028-13482             Harbinger Capital Partners LLC

2   028-12357             Harbinger Capital Partners Special Situations GP, LLC

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                                                         HARBINGER HOLDINGS, LLC
                                                       FORM 13F INFORMATION TABLE
                                                      QUARTER ENDED MARCH 31, 2011

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                                                            VALUE    SHRS OR  SH/  PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
                                                           ------    -------  ---  ----  ----------  --------  ---------------------
       NAME OF ISSUER         TITLE OF CLASS    CUSIP     (x$1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE      SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
BARCLAYS BK PLC              IPTH S&P VIX NEW  06740C261   21,851     744,000  SH         DEFINED       1        744,000
BUNGE LIMITED                     COM          G16962105   19,546     270,230  SH         DEFINED       1        270,230
CLIFFS NATURAL RESOURCES INC      COM          18683K101   44,226     450,000  SH         DEFINED       1        450,000
CONSTELLATION ENERGY GROUP I      COM          210371100    3,518     113,025  SH         DEFINED       2        113,025
CORN PRODS INTL INC               COM          219023108   10,364     200,000  SH         DEFINED       1        200,000
CROSSTEX ENERGY INC               COM          22765Y104   45,736   4,600,000  SH         DEFINED       1      4,600,000
GENON ENERGY INC                  COM          37244E107    1,080     283,500  SH         DEFINED       2        283,500
GENON ENERGY INC                  COM          37244E107    6,433   1,688,449  SH         DEFINED       1      1,688,449
HARBINGER GROUP INC               COM          41146A106  111,979  21,493,161  SH         DEFINED       2     21,493,161
HARBINGER GROUP INC               COM          41146A106  499,806  95,932,069  SH         DEFINED       1     95,932,069
MEDIA GEN INC                    CL A          584404107    1,113     161,771  SH         DEFINED       1        161,771
NEW YORK TIMES CO                CL A          650111107   20,966   2,213,892  SH         DEFINED       1      2,213,892
OWENS CORNING NEW            *W EXP 10/31/201  690742127    1,544     475,000  SH         DEFINED       1        475,000
PETROHAWK ENERGY CORP             COM          716495106   29,755   1,212,500  SH         DEFINED       1      1,212,500
PROSHARES TR                 PSHS ULSHT SP500  74347R883   28,242   1,350,000  SH         DEFINED       1      1,350,000
RADIAN GROUP INC                  COM          750236101   13,109   1,925,000  SH         DEFINED       1      1,925,000
SOLUTIA INC                  *W EXP 02/27/201  834376147      168      57,928  SH         DEFINED       1         57,928
SPDR GOLD TRUST                GOLD SHS        78463V107   20,280     145,000  SH         DEFINED       1        145,000
SPECTRUM BRANDS HLDGS INC         COM          84763R101    2,806     101,089  SH         DEFINED       2        101,089
SPECTRUM BRANDS HLDGS INC         COM          84763R101  177,634   6,398,912  SH         DEFINED       1      6,398,912